Note 11 - Subsequent Events (Details Textual) - $ / shares	May 06, 2020	May 05, 2020
Series I Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 9.67	$ 12.09